COLUMBIA ACORN TRUST
                          Supplement dated July 1, 2004
               To the Statement of Additional Information Dated May 1, 2004 of
                               Columbia Acorn Fund
                          Columbia Acorn International
                               Columbia Acorn USA
                              Columbia Acorn Select
                       Columbia Acorn International Select
                            Columbia Thermostat Fund

Effective July 1, 2004, the paragraph entitled "Exchanges for Affiliates of Investment Adviser" in the section "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES" is deleted.


ACN-35/287S-0704                                                 July 1, 2004